UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Feardy
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Semiannual Report
June 30, 2016

Diamond Hill Valuation-Weighted 500 ETF
Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE:DHVW).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index, a rules-based, proprietary intrinsic value capitalization-weighted index.  The index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over long-term periods (five years or longer).  The strategy’s long-term time horizon is key.  Our success will be measured over years, not quarters.

We strongly believe that a company’s intrinsic value is independent of its current price.  Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business.  The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value.  Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical.  If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite of the approach of many market capitalization-weighted indexes.  This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes.  As a result, we believe DHVW gives advisors and investors a better way to establish broad exposure to the U.S. large cap equity markets.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com.  We remain committed to our methodology and thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
Portfolio Manager
Diamond Hill Capital Management, Inc.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Unaudited) (Continued)

The views expressed are those of the author as of June 2016, are subject to change, and may differ from the views of other research analysts, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Past performance is not a guarantee of future results.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 (the “Index”) is an Index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. An investment cannot be made directly into an index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and are available at diamond-hill.com or by calling 800.617.0004. Read them carefully before investing.

The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of June 30, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	20.4%
Financials	17.6
Consumer Discretionary	14.8
Health Care	13.2
Consumer Staples	11.1
Industrials	9.7
Energy	4.7
Telecommunication Services	2.9
Materials	2.7
Utilities	2.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.8%
57	Advance Auto Parts, Inc.	$9,213
478	Amazon.com, Inc. (a)	342,066
214	Aramark	7,152
29	AutoZone, Inc. (a)	23,021
180	Bed Bath & Beyond, Inc.	7,780
354	Best Buy Company, Inc.	10,832
236	BorgWarner, Inc.	6,967
151	CarMax, Inc. (a)	7,404
1,335	Carnival Corporation	59,007
585	CBS Corporation	31,847
88	Charter Communications, Inc. (a)	20,120
2,298	Comcast Corporation	149,807
407	D.R. Horton, Inc.	12,812
152	Darden Restaurants, Inc.	9,628
319	Delphi Automotive plc	19,969
677	Discovery Communications, Inc. (a)	17,081
235	DISH Network Corporation (a)	12,314
276	Dollar General Corporation	25,944
276	Dollar Tree, Inc. (a)	26,010
139	Expedia, Inc.	14,776
116	Foot Locker, Inc.	6,364
3,941	Ford Motor Company	49,538
426	Gap, Inc.	9,040
2,891	General Motors Company	81,815
102	Genuine Parts Company	10,327
264	Goodyear Tire & Rubber Company	6,774
302	H&R Block, Inc.	6,946
468	Hanesbrands, Inc.	11,761
197	Harley-Davidson, Inc.	8,924
88	Harman International Industries, Inc.	6,320
122	Hasbro, Inc.	10,247
1,020	Hilton Worldwide Holdings, Inc.	22,981
1,732	Home Depot, Inc.	221,159
386	Interpublic Group of Companies, Inc.	8,917
734	Johnson Controls, Inc.	32,487

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
207	Kohl’s Corporation	$7,849
258	L Brands, Inc.	17,320
571	Las Vegas Sands Corporation	24,833
87	Lear Corporation	8,853
198	Lennar Corporation	9,128
282	LKQ Corporation (a)	8,939
990	Lowe’s Companies, Inc.	78,378
102	lululemon athletica, Inc. (a)	7,534
326	Macy’s, Inc.	10,957
275	Marriott International, Inc.	18,277
204	Mattel, Inc.	6,383
734	McDonald’s Corporation	88,330
364	MGM Resorts International (a)	8,237
211	Michael Kors Holdings, Ltd. (a)	10,440
269	Michaels Companies, Inc. (a)	7,650
63	Mohawk Industries, Inc. (a)	11,955
515	Netflix, Inc. (a)	47,112
222	Newell Rubbermaid, Inc.	10,783
948	News Corporation	10,760
1,600	Nike, Inc.	88,320
538	Norwegian Cruise Line Holdings, Ltd. (a)	21,434
4	NVR, Inc. (a)	7,121
86	O’Reilly Automotive, Inc. (a)	23,315
197	Omnicom Group, Inc.	16,054
45	Priceline Group, Inc. (a)	56,178
375	PulteGroup, Inc.	7,309
406	QVC Group (a)	10,300
368	Ross Stores, Inc.	20,862
386	Royal Caribbean Cruises, Ltd.	25,920
93	Signet Jewelers, Ltd.	7,664
5,921	Sirius XM Holdings, Inc. (a)	23,388
268	Skechers USA, Inc. (a)	7,965
1,341	Starbucks Corporation	76,598
799	Target Corporation	55,786

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
684	Thomson Reuters Corporation	$27,647
974	Time Warner, Inc.	71,628
542	TJX Companies, Inc.	41,859
101	Tractor Supply Company	9,209
2,177	Twenty-First Century Fox, Inc.	58,888
50	Ulta Salon Cosmetics & Fragrance, Inc. (a)	12,182
326	Under Armour, Inc. (a)	13,082
338	V.F. Corporation	20,784
414	Viacom, Inc.	17,169
1,662	Walt Disney Company	162,577
94	Whirlpool Corporation	15,664
106	Wyndham Worldwide Corporation	7,550
348	Yum! Brands, Inc.	28,856
		2,636,377

	Consumer Staples – 11.1%
1,468	Altria Group, Inc.	101,233
498	Archer-Daniels-Midland Company	21,359
2,144	Avon Products, Inc. (a)	8,104
138	Brown-Forman Corporation	13,767
164	Bunge, Ltd.	9,701
197	Campbell Soup Company	13,106
107	Church & Dwight Company, Inc.	11,009
77	Clorox Company	10,656
2,820	Coca-Cola Company	127,831
599	Colgate-Palmolive Company	43,847
305	ConAgra Foods, Inc.	14,582
194	Constellation Brands, Inc.	32,088
325	Costco Wholesale Corporation	51,038
1,184	CVS Health Corporation	113,356
117	Dr Pepper Snapple Group, Inc.	11,306
315	Estee Lauder Companies, Inc.	28,671
452	General Mills, Inc.	32,237
187	Hershey Company	21,223
555	Hormel Foods Corporation	20,313

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
59	Ingredion, Inc.	$7,635
104	J. M. Smucker Company	15,851
301	Kellogg Company	24,577
276	Kimberly-Clark Corporation	37,944
2,446	Kraft Heinz Company	216,422
883	Kroger Company	32,485
91	McCormick & Company, Inc.	9,707
136	Mead Johnson Nutrition Company	12,342
113	Molson Coors Brewing Company	11,428
1,232	Mondelez International, Inc.	56,068
186	Monster Beverage Corporation (a)	29,892
956	Pepsico, Inc.	101,279
1,010	Philip Morris International, Inc.	102,737
431	Pilgrim’s Pride Corporation	10,982
141	Post Holdings, Inc. (a)	11,659
1,752	Procter & Gamble Company	148,342
1,589	Reynolds American, Inc.	85,695
62	Spectrum Brands Holdings, Inc.	7,397
479	Sysco Corporation	24,304
471	Tyson Foods, Inc.	31,458
1,559	Walgreens Boots Alliance, Inc.	129,818
2,394	Wal-Mart Stores, Inc.	174,810
184	WhiteWave Foods Company (a)	8,637
211	Whole Foods Market, Inc.	6,756
		1,983,652

	Energy – 4.7%
134	Anadarko Petroleum Corporation	7,136
252	Antero Resources Corporation (a)	6,547
103	Buckeye Partners LP	7,244
522	Cheniere Energy Partners LP	15,650
1,120	Chevron Corporation	117,410
628	ConocoPhillips	27,381
197	Devon Energy Corporation	7,141
2,328	Energy Transfer Equity, LP	33,453

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
647	Energy Transfer Partners, LP	$24,631
1,379	Enterprise Products Partners, LP	40,350
183	EOG Resources, Inc.	15,266
2,159	Exxon Mobil Corporation	202,385
359	Halliburton Company	16,259
150	Hess Corporation	9,015
1,303	Kinder Morgan, Inc.	24,392
165	Magellan Midstream Partners LP	12,540
610	Marathon Oil Corporation	9,156
491	Marathon Petroleum Corporation	18,638
267	MPLX LP	8,979
263	Occidental Petroleum Corporation	19,872
251	ONEOK Partners, LP	10,055
446	Phillips 66	35,386
260	Plains All American Pipeline, LP	7,147
475	Schlumberger, Ltd.	37,563
481	Spectra Energy Corporation	17,619
224	Spectra Energy Partners LP	10,568
308	Sunoco Logistics Partners LP	8,855
116	Tesoro Corporation	8,691
604	Valero Energy Corporation	30,804
244	Western Gas Equity Partners LP	9,333
528	Williams Companies, Inc.	11,421
580	Williams Partners LP	20,091
		830,978

	Financials – 17.6%
88	Affiliated Managers Group, Inc. (a)	12,388
551	AFLAC, Inc.	39,760
398	Allstate Corporation	27,840
405	Ally Financial, Inc. (a)	6,913
1,105	American Express Company	67,140
124	American Financial Group, Inc.	9,167
1,412	American International Group, Inc.	74,681
286	American Tower Corporation (b)	32,492

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
307	Ameriprise Financial, Inc.	$27,584
231	AmTrust Financial Services, Inc.	5,660
665	Annaly Capital Management, Inc. (b)	7,362
396	Aon plc	43,255
100	Arch Capital Group, Ltd. (a)	7,200
324	Arthur J Gallagher & Company	15,422
85	Assurant, Inc.	7,336
75	AvalonBay Communities, Inc. (b)	13,529
14,741	Bank of America Corporation	195,613
1,177	Bank of New York Mellon Corporation	45,726
754	BB&T Corporation	26,850
695	Berkshire Hathaway, Inc. (a)	100,629
169	BlackRock, Inc.	57,888
965	Blackstone Group LP	23,681
201	Brown & Brown, Inc.	7,531
586	Capital One Financial Corporation	37,217
297	CBRE Group, Inc. (a)	7,865
1,457	Charles Schwab Corporation	36,877
461	Chimera Investment Corp. (b)	7,238
341	Chubb, Ltd.	44,572
127	Cincinnati Financial Corp.	9,511
260	CIT Group, Inc.	8,297
3,917	Citigroup, Inc.	166,042
609	Citizens Financial Group, Inc.	12,168
264	CME Group, Inc.	25,714
334	CNA Financial Corporation	10,494
177	Comerica, Inc.	7,280
191	Crown Castle International Corporation (b)	19,373
80	Digital Realty Trust, Inc. (b)	8,719
542	Discover Financial Services	29,046
355	E*TRADE Financial Corporation (a)	8,339
58	Equinix, Inc. (b)	22,488
29	Essex Property Trust, Inc. (b)	6,615
47	Everest Re Group, Ltd.	8,585
80	Extra Space Storage, Inc. (b)	7,403

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
54	FactSet Research Systems, Inc.	$8,717
777	Fifth Third Bancorp	13,667
133	First Republic Bank	9,309
403	FNF Group	15,113
410	Franklin Resources, Inc.	13,682
523	General Growth Properties, Inc. (b)	15,596
2,123	Genworth Financial, Inc. (a)	5,477
548	Goldman Sachs Group, Inc.	81,422
570	Hartford Financial Services Group, Inc.	25,297
441	Hatteras Financial Corporation (b)	7,232
377	HCP, Inc. (b)	13,338
647	Host Hotels & Resorts, Inc. (b)	10,488
805	Huntington Bancshares, Inc.	7,197
865	Invesco Mortgage Capital, Inc. (b)	11,842
489	Invesco, Ltd.	12,489
4,248	JPMorgan Chase & Company	263,971
826	KeyCorp	9,127
302	Kimco Realty Corporation (b)	9,477
500	Lincoln National Corporation	19,385
420	Loews Corporation	17,258
143	M&T Bank Corporation	16,907
730	Marsh & McLennan Companies, Inc.	49,976
2,139	MetLife, Inc.	85,196
285	Moody’s Corporation	26,707
2,309	Morgan Stanley	59,988
118	MSCI, Inc.	9,100
259	Nasdaq, Inc.	16,750
733	Navient Corporation	8,759
466	New York Community Bancorp, Inc.	6,985
223	Northern Trust Corporation	14,776
515	PNC Financial Services Group, Inc.	41,916
382	Principal Financial Group, Inc.	15,704
603	Progressive Corporation	20,201
286	Prologis, Inc. (b)	14,025
903	Prudential Financial, Inc.	64,420

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
104	Public Storage (b)	$26,581
122	Raymond James Financial, Inc.	6,015
121	Realty Income Corporation (b)	8,393
1,262	Regions Financial Corporation	10,740
109	Reinsurance Group of America, Inc.	10,572
382	S&P Global, Inc.	40,973
178	SEI Investments Company	8,564
55	Signature Bank (a)	6,871
214	Simon Property Group, Inc. (b)	46,417
72	SL Green Realty Corporation (b)	7,666
545	State Street Corporation	29,386
551	SunTrust Banks, Inc.	22,635
754	Synchrony Financial (a)	19,061
195	T. Rowe Price Group, Inc.	14,229
554	TD Ameritrade Holding Corporation	15,775
120	Torchmark Corporation	7,418
362	Travelers Companies, Inc.	43,092
303	Unum Group	9,632
1,815	US Bancorp	73,199
195	Ventas, Inc. (b)	14,200
167	Vornado Realty Trust (b)	16,720
708	Voya Financial, Inc.	17,530
5,795	Wells Fargo & Company	274,277
301	Welltower, Inc. (b)	22,927
400	Weyerhaeuser Company (b)	11,908
375	XL Group plc	12,491
		3,138,256

	Health Care – 13.2%
2,008	Abbott Laboratories	78,934
1,991	AbbVie, Inc.	123,263
116	Acadia Healthcare Company, Inc. (a)	6,426
323	Aetna, Inc.	39,448
268	Agilent Technologies, Inc.	11,888
172	Alexion Pharmaceuticals, Inc. (a)	20,083

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
334	AmerisourceBergen Corporation	$26,493
721	Amgen, Inc.	109,700
260	Anthem, Inc.	34,148
213	Becton, Dickinson and Company	36,123
262	Biogen, Inc. (a)	63,357
856	Boston Scientific Corporation (a)	20,005
1,166	Bristol-Myers Squibb Company	85,759
37	C.R. Bard, Inc.	8,701
290	Cardinal Health, Inc.	22,623
1,049	Celgene Corporation (a)	103,463
137	Centene Corporation (a)	9,778
302	Cerner Corporation (a)	17,697
241	Cigna Corporation	30,846
149	DaVita HealthCare Partners, Inc. (a)	11,521
113	DENTSPLY SIRONA, Inc.	7,010
177	Edwards Lifesciences Corporation (a)	17,652
759	Eli Lilly & Company	59,771
335	Endo International plc (a)	5,223
660	Express Scripts Holding Company (a)	50,028
1,887	Gilead Sciences, Inc.	157,414
493	HCA Holdings, Inc. (a)	37,966
61	Henry Schein, Inc. (a)	10,785
125	Humana, Inc.	22,485
108	Illumina, Inc. (a)	15,161
199	Incyte Corporation (a)	15,916
25	Intuitive Surgical, Inc. (a)	16,535
71	Jazz Pharmaceuticals plc (a)	10,033
2,110	Johnson & Johnson	255,943
90	Laboratory Corporation
	of America Holdings (a)	11,724
329	Mallinckrodt plc (a)	19,997
242	McKesson Corporation	45,169
210	Medivation, Inc. (a)	12,663
817	Medtronic plc	70,891
1,611	Merck & Company, Inc.	92,810

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
20	Mettler-Toledo International, Inc. (a)	$7,298
496	Mylan NV (a)	21,447
119	Perrigo Company plc	10,790
4,082	Pfizer, Inc.	143,727
131	Quest Diagnostics, Inc.	10,665
91	Quintiles Transnational Holdings, Inc. (a)	5,944
72	Regeneron Pharmaceuticals, Inc. (a)	25,145
1	Shire plc – ADR	127
223	St. Jude Medical, Inc.	17,394
313	Stryker Corporation	37,507
329	Thermo Fisher Scientific, Inc.	48,613
65	United Therapeutics Corporation (a)	6,885
977	UnitedHealth Group, Inc.	137,952
87	Universal Health Services, Inc.	11,667
56	Waters Corporation (a)	7,876
135	WellCare Health Plans, Inc. (a)	14,483
184	Zimmer Biomet Holdings, Inc.	22,150
420	Zoetis, Inc.	19,933
		2,345,035

	Industrials – 9.7%
500	3M Company	87,560
38	Acuity Brands, Inc.	9,422
169	Alaska Air Group, Inc.	9,851
598	American Airlines Group, Inc.	16,929
197	AMETEK, Inc.	9,107
627	Boeing Company	81,428
329	Caterpillar, Inc.	24,941
142	CH Robinson Worldwide, Inc.	10,544
105	Cintas Corporation	10,304
938	CSX Corporation	24,463
117	Cummins, Inc.	13,155
468	Danaher Corporation	47,268
205	Deere & Company	16,613
1,242	Delta Air Lines, Inc.	45,246

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
100	Dover Corporation	$6,932
401	Eaton Corporation plc	23,952
441	Emerson Electric Company	23,003
79	Equifax, Inc.	10,144
150	Expeditors International
	of Washington, Inc.	7,356
222	Fastenal Company	9,855
245	FedEx Corporation	37,186
188	Fortune Brands Home & Security, Inc.	10,898
291	General Dynamics Corporation	40,519
8,669	General Electric Company	272,900
304	HD Supply Holdings, Inc. (a)	10,585
689	Honeywell International, Inc.	80,144
55	Huntington Ingalls Industries, Inc.	9,242
302	Illinois Tool Works, Inc.	31,456
257	Ingersoll-Rand plc	16,366
120	JB Hunt Transport Services, Inc.	9,712
426	JetBlue Airways Corporation (a)	7,055
117	Kansas City Southern	10,541
58	L-3 Communications Holdings, Inc.	8,508
275	Lockheed Martin Corporation	68,247
123	Macquarie Infrastructure Corporation	9,108
327	Masco Corporation	10,117
296	Nielsen Holdings plc	15,383
310	Norfolk Southern Corporation	26,390
140	Northrop Grumman Corporation	31,119
331	PACCAR, Inc.	17,169
129	Parker-Hannifin Corporation	13,938
170	Pentair plc	9,909
257	Raytheon Company	34,939
288	Republic Services, Inc.	14,777
88	Rockwell Automation, Inc.	10,104
118	Rockwell Collins, Inc.	10,047
60	Roper Technologies, Inc.	10,234
42	Snap-on, Inc.	6,628

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
941	Southwest Airlines Company	$36,897
178	Spirit AeroSystems Holdings, Inc. (a)	7,654
136	Stanley Black & Decker, Inc.	15,126
59	Stericycle, Inc. (a)	6,143
239	Textron, Inc.	8,738
68	TransDigm Group, Inc. (a)	17,931
452	Tyco International plc	19,255
750	Union Pacific Corporation	65,438
389	United Continental Holdings, Inc. (a)	15,965
707	United Parcel Service, Inc.	76,158
150	United Rentals, Inc. (a)	10,065
704	United Technologies Corporation	72,195
136	Verisk Analytics, Inc. (a)	11,027
47	W.W. Grainger, Inc.	10,681
90	Wabtec Corporation	6,321
314	Waste Management, Inc.	20,809
259	XPO Logistics, Inc. (a)	6,801
		1,728,498

	Information Technology – 20.4%
530	Accenture plc	60,044
188	Activision Blizzard, Inc.	7,450
545	Adobe Systems, Inc. (a)	52,206
136	Akamai Technologies, Inc. (a)	7,606
61	Alliance Data Systems Corporation (a)	11,951
671	Alphabet, Inc. (a)	472,069
235	Amphenol Corporation	13,473
277	Analog Devices, Inc.	15,689
6,396	Apple, Inc.	611,458
1,264	Applied Materials, Inc.	30,298
115	Arrow Electronics, Inc. (a)	7,118
413	Automatic Data Processing, Inc.	37,942
323	Broadcom, Ltd.	50,194
218	CA, Inc.	7,157
4,529	Cisco Systems, Inc.	129,937

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
138	Citrix Systems, Inc. (a)	$11,052
538	Cognizant Technology
	Solutions Corporation (a)	30,795
2,714	Corning, Inc.	55,583
972	eBay, Inc. (a)	22,754
356	Electronic Arts, Inc. (a)	26,971
1,293	EMC Corporation	35,131
3,459	Facebook, Inc. (a)	395,295
308	Fidelity National Information Services, Inc.	22,693
179	Fiserv, Inc. (a)	19,463
86	FleetCor Technologies, Inc. (a)	12,309
101	Global Payments, Inc.	7,209
106	Harris Corporation	8,845
1,601	Hewlett Packard Enterprise Company	29,250
931	HP, Inc.	11,684
4,471	Intel Corporation	146,649
695	International Business
	Machines Corporation	105,487
319	Intuit, Inc.	35,604
392	Juniper Networks, Inc.	8,816
130	KLA-Tencor Corporation	9,522
178	Lam Research Corporation	14,963
162	Linear Technology Corporation	7,538
903	MasterCard, Inc.	79,518
153	Microchip Technology, Inc.	7,766
1,097	Micron Technology, Inc. (a)	15,095
268	Microsemi Corporation (a)	8,758
6,027	Microsoft Corporation	308,402
239	Motorola Solutions, Inc.	15,767
239	NCR Corporation (a)	6,637
424	NVIDIA Corporation	19,932
3,193	Oracle Corporation	130,689
267	Paychex, Inc.	15,886
1,167	Paypal Holdings, Inc. (a)	42,607
1,293	QUALCOMM, Inc.	69,266

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
133	Red Hat, Inc. (a)	$9,656
540	salesforce.com, Inc. (a)	42,881
242	Skyworks Solutions, Inc.	15,314
782	Texas Instruments, Inc.	48,992
129	Total System Services, Inc.	6,851
154	Vantiv, Inc. (a)	8,716
78	VeriSign, Inc. (a)	6,744
2,439	Visa, Inc.	180,901
339	VMware, Inc. (a)	19,398
204	Western Digital Corporation	9,641
421	Western Union Company	8,075
724	Xerox Corporation	6,871
221	Xilinx, Inc.	10,195
369	Yahoo!, Inc. (a)	13,860
		3,640,623

	Materials – 2.7%
185	Air Products & Chemicals, Inc.	26,277
90	Albemarle Corporation	7,138
1,188	Alcoa, Inc.	11,013
146	Ball Corporation	10,554
189	Berry Plastics Group, Inc. (a)	7,343
135	Celanese Corporation	8,836
938	Dow Chemical Company	46,628
595	E.I. du Pont de Nemours and Company	38,556
122	Eastman Chemical Company	8,284
226	Ecolab, Inc.	26,803
53	International Flavors & Fragrances, Inc.	6,682
345	International Paper Company	14,621
447	LyondellBasell Industries NV	33,266
77	Martin Marietta Materials, Inc.	14,784
426	Monsanto Company	44,053
291	Mosaic Company	7,618
441	Newmont Mining Corporation	17,252
248	Nucor Corporation	12,254

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials (Continued)
1,008	Platform Specialty Products Corporation (a)	$8,951
246	PPG Industries, Inc.	25,621
223	Praxair, Inc.	25,063
201	Sealed Air Corporation	9,240
80	Sherwin-Williams Company	23,494
276	Southern Copper Corporation	7,446
83	Valspar Corporation	8,966
183	Vulcan Materials Company	22,026
		472,769

	Telecommunication Services – 2.9%
5,135	AT&T, Inc.	221,883
436	CenturyLink, Inc.	12,648
234	Level 3 Communications, Inc. (a)	12,049
71	SBA Communications Corporation (a)	7,664
13,556	Sprint Corporation (a)	61,409
1,019	T-Mobile US, Inc. (a)	44,092
2,711	Verizon Communications, Inc.	151,382
276	Zayo Group Holdings, Inc. (a)	7,709
		518,836

	Utilities – 2.7%
214	Ameren Corporation	11,466
426	American Electric Power Company, Inc.	29,858
139	American Water Works Company, Inc.	11,747
594	Calpine Corporation (a)	8,761
387	CenterPoint Energy, Inc.	9,288
258	Consolidated Edison, Inc.	20,754
454	Dominion Resources, Inc.	35,380
183	DTE Energy Company	18,139
572	Duke Energy Corporation	49,072
221	Edison International	17,165
159	Entergy Corporation	12,935
285	Eversource Energy	17,071
880	Exelon Corporation	31,997
499	FirstEnergy Corporation	17,420

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
June 30, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
449	NextEra Energy, Inc.	$58,550
795	NRG Energy, Inc.	11,917
420	PG&E Corporation	26,846
424	Public Service Enterprise Group	19,763
153	SCANA Corporation	11,576
737	Southern Company	39,524
456	Xcel Energy, Inc.	20,420
		479,649
	TOTAL COMMON STOCKS
	(Cost $17,521,204)	17,774,673

	SHORT-TERM INVESTMENTS – 0.1%
18,926	Morgan Stanley Institutional Liquidity
	Funds – Government Portfolio, 0.27%*	18,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,926)	18,926
	TOTAL INVESTMENTS – 99.9%
	(Cost $17,540,130)	17,793,599
	Other Assets in Excess of Liabilities – 0.1%	13,551
	NET ASSETS – 100.0%	$17,807,150

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Real Estate Investment Trusts (REIT)
ADR – American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
At June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $17,540,130)	$17,793,599
Dividends and interest receivable	17,533
Cash	319
Total assets	17,811,451

LIABILITIES
Management fees payable	4,301
Total liabilities	4,301

NET ASSETS	$17,807,150

Net Assets Consist of:
Paid-in capital	$18,014,177
Undistributed (accumulated) net
investment income (loss)	15,793
Accumulated net realized
gain (loss) on investments	(476,289)
Net unrealized appreciation (depreciation)
on investments	253,469
Net assets	$17,807,150

Net Asset Value:
Net assets	$17,807,150
Shares outstanding^	750,000
Net asset value, offering and
redemption price per share	$23.74

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Six Months Ended June 30, 2016 (Unaudited)

INCOME
Dividends (net of foreign withholding tax of $63)	$170,887
Interest	29
Total investment income	170,916

EXPENSES
Management fees	36,124
Total expenses	36,124
Less: fees waived	(28,096)
Net expenses	8,028
Net investment income	162,888

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(233,407)
Change in unrealized appreciation
(depreciation) on investments	521,855
Net realized and unrealized
gain (loss) on investments	288,448
Net increase (decrease) in net assets
resulting from operations	$451,336

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Six Months
	Ended
	June 30,	Period Ended
	2016	December 31,
	(Unaudited)	2015 *
OPERATIONS
Net investment income (loss)	$162,888	$133,906
Net realized gain (loss)
on investments	(233,407)	(170,620)
Change in unrealized appreciation
(depreciation) of investments	521,855	(268,386)
Net increase (decrease)
in net assets resulting
from operations	451,336	(305,100)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(147,095)	(134,486)
Total distributions
to shareholders	(147,095)	(134,486)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,254,210	16,876,960
Payments for shares redeemed	—	(1,188,675)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	2,254,210	15,688,285
Net increase (decrease)
in net assets	2,558,451	15,248,699

NET ASSETS
Beginning of Period	$15,248,699	$—
End of Period	$17,807,150	$15,248,699
Undistributed (accumulated)
net investment income (loss)	$15,793	$—

*	Fund commenced operations on May 11, 2015. The information is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets
(Continued)

(a)	Summary of capital shares transactions is as follows:

	Six Months
	Ended	Period Ended
	June 30,	December 31,
	2016	2015*
	Shares	Shares
Subscriptions	100,000	700,000
Redemptions	—	(50,000)
	100,000	650,000

*	Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six Months
	Ended
	June 30,		Period Ended
	2016		December 31,
	(Unaudited)		2015(1)
Net asset value,
beginning of period	$23.46		$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.23		0.29
Net realized and unrealized
gain (loss) on investments	0.25		(0.88)
Total from investment operations	0.48		(0.59)

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.20)		(0.22)
Total distributions	(0.20)		(0.22)

Net asset value, end of period	$23.74		$23.46

Total return	2.09	%(3)	(2.40	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$17,807		$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45	%(4)	0.45	%(4)
Expenses after fees waived	0.10	%(4)	0.10	%(4)
Net investment income (loss)
before fees waived	1.67	%(4)	1.53	%(4)
Net investment income (loss)
after fees waived	2.02	%(4)	1.88	%(4)
Portfolio turnover rate(5)	16	%(3)	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015.  Prior to May 11, 2015 the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership”or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed creation transaction fee for the Fund is $500. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their NAV per share.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,774,673	$—	$—	$17,774,673
Short-Term
Investments	18,926	—	—	18,926
Total Investment
in Securities	$17,793,599	$—	$—	$17,793,599

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

The Fund has analysed its tax position as of its fiscal year ended December 31, 2015, and has concluded it did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities by the Fund are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2017. This agreement may be terminated only by, or with the consent of, the Board.

As of June 30, 2016, shareholders affiliated with the Adviser and its affiliates owned 509,150 shares, which represents 68% of the total shares outstanding.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent, and fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian (the “Custodian”).

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,724,447 and $2,666,528, respectively.

During the six months ended June 30, 2016, there were no purchases or sales of U.S. Government securities.

For the six months ended June 30, 2016, in-kind transactions associated with creations and redemptions were $2,253,039 and $0, respectively.

NOTE 5 – TAX COST BASIS

The cost basis of investments for federal income tax purposes as of June 30, 2016:

Tax cost of investments	$17,654,596
Gross tax unrealized appreciation	1,246,414
Gross tax unrealized depreciation	(1,107,411)
Net tax unrealized appreciation (depreciation)	$139,003

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined for the semi-annual period ended June 30, 2016.

As of December 31, 2015, the components of accumulated earnings (losses) for income tax purposed were as follows:

Net tax unrealized appreciation (depreciation)	$(382,852)
Undistributed ordinary income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gains (loss)	(128,416)
Total accumulated gain (loss)	$(511,268)

The difference between book and tax basis cost is attributable to wash sales and passive foreign investment companies.

As of December 31, 2015, the Fund had a short-term capital loss carryforward of $36,298. This amount does not have an expiration date.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
June 30, 2016 (Unaudited) (Continued)

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2015, the Fund’s post-October capital and late year ordinary loss was $92,118 and $—, respectively.

The tax character of distributions paid by the Fund during the periods ended June 30, 2016 and December 31, 2015 were as follows:

	June 30, 2016	December 31, 2015
Ordinary Income	$147,095	$134,486

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six Months Ended June 30, 2016 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	January 1, 2016	June 30, 2016	the Period(1)
Actual	$1,000.00	$1020.90	$0.50
Hypothetical (5% annual	$1,000.00	$1024.86	$0.50
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six month period, 182 days, and divided by the number of days in the most recent twelve month period, 366 days.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Information About the Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.diamond-hill.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Privacy Policy
(Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

DIAMOND HILL® CAPITAL MANAGEMENT, INC.   |   DIAMOND-HILL.COM

(This Page Intentionally Left Blank.)

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
              Paul R. Fearday, President (principal executive officer)

Date     September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date     September 1, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)
Date     September 1, 2016

* Print the name and title of each signing officer under his or her signature.